Income taxes (Schedule of Deferred Income Tax Liability) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred tax assets	$ 114,269	$ 145,285
Deferred tax liabilities:
Total deferred liabilities	3,622,015	3,513,261
Deferred tax liabilities, net	3,507,746	3,367,976
Allowance for doubtful accounts [Member]
Deferred tax assets:
Deferred tax assets	1,045	64,434
Provisions [Member]
Deferred tax assets:
Deferred tax assets		977
Deferred tax liabilities:
Total deferred liabilities	57,816
Advances from customers [Member]
Deferred tax assets:
Deferred tax assets	113,224	79,874
Property, plant and equipment [Member]
Deferred tax liabilities:
Total deferred liabilities	3,224,295	3,161,272
Intangible assets from Grupo San [Member]
Deferred tax liabilities:
Total deferred liabilities	310,025	298,566
Prepaid expenses [Member]
Deferred tax liabilities:
Total deferred liabilities	$ 29,879	$ 53,423